Expense Example	Oct. 29, 2025 USD ($)
T-REX 2X Long STUB Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X Long MP Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X Long SRPT Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X Long CIFR Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X Long ASTS Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X Long BTBT Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X Long WULF Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X Long QS Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X Inverse BLSH Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474